Segment Information and Sales to Significant Customers - Revenue and Customer Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Revenue from External Customer [Line Items]
Total revenue	$ 900,261	$ 902,477	$ 896,854	$ 864,045	$ 845,225	$ 841,332	$ 832,938	$ 826,359	$ 3,563,637	$ 3,345,854	$ 3,246,903
Customer Experience Solutions [Member]
Revenue from External Customer [Line Items]
Total revenue									3,435,478	3,185,637	3,066,170
Directory [Member]
Revenue from External Customer [Line Items]
Total revenue									$ 128,159	$ 160,217	$ 180,733